Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

As at	December 31, 2022	December 31, 2021
Retail liquor	82,589	—
Harvested cannabis
Raw materials, packaging and components	4,577	4,354
Work-in-progress	19,927	19,751
Finished goods	7,040	2,966
Retail cannabis	13,373	2,397
Millwork	276	35
	127,782	29,503